Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2012
Components of total pension costs
Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2012	2011	2010	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	347	319	269	30	33	30	1	0	1

Interest costs on benefit obligation	378	416	453	127	123	134	8	7	9

Expected return on plan assets	(617)	(668)	(637)	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(52)	17	17	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	144	84	86	74	51	36	13	9	6

Net periodic pension costs	200	168	188	66	47	38	20	14	14

Settlement losses/(gains)	90	0	1	0	0	(2)	0	0	0

Curtailment losses/(gains)	(35)	1	0	0	0	0	0	0	0

Special termination benefits	19	10	2	0	0	0	0	0	0

Total pension costs	274	179	191	66	47	36	20	14	14

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2012	2011	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	13,944	13,813	2,675	2,373	174	160

Plan participant contributions	231	240	0	0	0	0

Service cost	347	319	30	33	1	0

Interest cost	378	416	127	123	8	7

Plan amendments	(402)	(483)	0	(2)	0	0

Settlements	(335)	0	0	(1)	0	0

Curtailments	(64)	(51)	(12)	1	0	0

Special termination benefits	19	10	1	4	0	0

Actuarial losses/(gains)	855	302	70	199	10	15

Plans removed	0	0	(6)	0	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	0	0	(9)	1	(5)	0

End of the measurement period	14,296	13,944	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,604	13,428	2,586	2,121	0	0

Actual return on plan assets	1,035	(121)	234	485	0	0

Employer contributions	482	679	158	33	8	8

Plan participant contributions	231	240	0	0	0	0

Settlements	(335)	0	0	(1)	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	0	0	18	4	0	0

End of the measurement period	14,340	13,604	2,893	2,586	0	0

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	44	(340)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	45	0	695	498	0	0

Current liabilities	0	0	(7)	(8)	(8)	(8)

Noncurrent liabilities	(1)	(340)	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	13,821	13,467	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2012	2011	2012	2011		2012	2011	2012	2011

CHF million

PBO	6	13,937	1,400	1,340		6	0	1,382	1,326

ABO	5	13,460	1,364	1,304		5	0	1,354	1,296

Fair value of plan assets	5	13,597	825	753		5	0	810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,748)	(3,696)	(53)	(55)	(3,801)	(3,751)

Prior service credit/(cost)	607	358	3	4	610	362

Total	(3,141)	(3,338)	(50)	(51)	(3,191)	(3,389)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	(437)	92	(345)	(10)	4	(6)	(351)

Prior service credit/(cost)	402	(83)	319	0	0	0	319

Amortization of actuarial losses/(gains)	218	(57)	161	13	(5)	8	169

Amortization of prior service cost/(credit)	(53)	12	(41)	(2)	1	(1)	(42)

Immediate recognition due to curtailment/settlement	131	(28)	103	0	0	0	103

Total amounts recognized in other comprehensive income	261	(64)	197	1	0	1	198

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	0	0	0	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	0	0	0	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	251	7

Amortization of prior service cost/(credit)	(76)	0

Total	175	7

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	4.3	4.8	4.8	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	2.2	2.8	3.1	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	1.2	1.4	2.0	4.0	4.0	4.2	–	–	–

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,630	0		0	2,630	2,212	0		0	2,212

Debt securities	1,137	2,894		0	4,031	1,525	3,890		0	5,415

of which governments	959	28		0	987	1,410	39		0	1,449

of which corporates	178	2,866		0	3,044	115	3,851		0	3,966

Equity securities	1,821	1,651		0	3,472	1,040	1,421		0	2,461

Real estate	0	552		1,080	1,632	0	500		1,034	1,534

of which direct	0	0		1,078	1,078	0	0		1,034	1,034

of which indirect	0	552		2	554	0	500		0	500

Alternative investments	0	1,908		662	2,570	0	1,376		606	1,982

of which private equity	0	0		662	662	0	0		606	606

of which hedge funds	0	1,668		0	1,668	0	1,583		0	1,583

of which other	0	240	[1]	0	240	0	(207)	[1]	0	(207)

Other investments	0	5		0	5	0	0		0	0

Switzerland	5,588	7,010		1,742	14,340	4,777	7,187		1,640	13,604

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

International	422	2,277		194	2,893	266	2,056		264	2,586

Total plan assets at fair value	6,010	9,287		1,936	17,233	5,043	9,243		1,904	16,190

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate	1,118	0	0	50	0	3	(2)	1,169

of which direct	1,034	0	0	44	0	0	0	1,078

of which indirect	84	0	0	6	0	3	(2)	91

Alternative investments	696	0	0	(17)	3	31	(17)	696

of which private equity	615	0	0	(18)	2	82	(15)	666

of which hedge funds	81	0	0	1	1	(51)	(2)	30

Total plan assets at fair value	1,904	0	(28)	42	6	31	(19)	1,936

of which Switzerland	1,640	0	0	27	0	89	(14)	1,742

of which International	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	0	0	31	0	21	0	1,118

of which direct	1,014	0	0	20	0	0	0	1,034

of which indirect	52	0	0	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	0	0	28	(5)	10	1	615

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	0	0	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2012	2011	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	18.3	16.2	13.6	2.7

Debt securities	28.1	39.8	44.6	39.1

Equity securities	24.2	18.1	25.9	34.4

Real estate	11.4	11.3	3.1	3.2

Alternative investments	18.0	14.6	9.5	17.2

Insurance	0.0	0.0	3.3	3.4

Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2013 (%)

Cash and cash equivalents	10	0

Debt securities	40	62

Equity securities	25	22

Real estate	10	3

Alternative investments	15	10

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	942	8

2014	933	9

2015	927	9

2016	909	10

2017	888	11

For five years thereafter	4,709	57

Bank
Components of total pension costs
Components of total pension costs
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	30	33	30	1	0	1

Interest costs on benefit obligation	127	123	134	8	7	9

Expected return on plan assets	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	74	51	36	13	9	6

Net periodic pension costs	66	47	38	20	14	14

Settlement losses/(gains)	0	0	(2)	0	0	0

Total pension costs	66	47	36	20	14	14

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans

in / end of	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	2,675	2,373	174	160

Service cost	30	33	1	0

Interest cost	127	123	8	7

Plan amendments	0	(2)	0	0

Settlements	0	(1)	0	0

Curtailments	(12)	1	0	0

Special termination benefits	1	4	0	0

Actuarial losses/(gains)	70	199	10	15

Plans removed	(6)	0	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	(9)	1	(5)	0

End of the measurement period	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	2,586	2,121	0	0

Actual return on plan assets	234	485	0	0

Employer contributions	158	33	8	8

Settlements	0	(1)	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	18	4	0	0

End of the measurement period	2,893	2,586	0	0

Total funded status recognized (CHF million)

Funded status of the plan – over/(underfunded)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	695	498	0	0

Current liabilities	(7)	(8)	(8)	(8)

Noncurrent liabilities	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]

December 31	2012	2011		2012	2011

CHF million

PBO	1,400	1,340		1,382	1,326

ABO	1,364	1,304		1,354	1,296

Fair value of plan assets	825	753		810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(617)	(674)	(53)	(55)	(670)	(729)

Prior service credit/(cost)	0	0	3	4	3	4

Total	(617)	(674)	(50)	(51)	(667)	(725)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	0	0	0	(10)	4	(6)	(6)

Amortization of actuarial losses/(gains)	74	(27)	47	13	(5)	8	55

Amortization of prior service cost/(credit)	(1)	1	0	(2)	1	(1)	(1)

Immediate recognition due to curtailment/settlement	12	(2)	10	0	0	0	10

Total amounts recognized in other comprehensive income	85	(28)	57	1	0	1	58

2011 (CHF million)

Actuarial gains/(losses)	126	(14)	112	(15)	6	(9)	103

Amortization of actuarial losses/(gains)	51	(17)	34	9	(4)	5	39

Amortization of prior service cost/(credit)	0	0	0	(2)	1	(1)	(1)

Total amounts recognized in other comprehensive income	177	(31)	146	(8)	3	(5)	141

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	47	7

Total	47	7

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

December 31	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	4.0	4.0	4.2	–	–	–

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

Total plan assets at fair value	422	2,277		194	2,893	266	2,056		264	2,586

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate – indirect	84	0	0	6	0	1	(2)	89

Alternative investments	90	0	0	0	3	(56)	(3)	34

of which private equity	9	0	0	(1)	2	(6)	0	4

of which hedge funds	81	0	0	1	1	(50)	(3)	30

Total plan assets at fair value	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate – indirect	52	0	0	11	0	21	0	84

Alternative investments	94	3	(4)	(2)	3	(4)	0	90

of which private equity	8	0	0	1	0	0	0	9

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	268	33	(6)	5	8	(44)	0	264

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation as of the measurement date
December 31	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	13.6	2.7

Debt securities	44.6	39.1

Equity securities	25.9	34.4

Real estate	3.1	3.2

Alternative investments	9.5	17.2

Insurance	3.3	3.4

Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation to be applied prospectively
2013 (%)

Cash and cash equivalents	0

Debt securities	62

Equity securities	22

Real estate	3

Alternative investments	10

Insurance	3

Total	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	55	8

2014	64	9

2015	73	9

2016	75	10

2017	87	11

For five years thereafter	582	57